MORGAN KEEGAN SELECT FUND, INC.
                REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

       Supplement dated March 4, 2008 to Prospectus dated November 1, 2007

THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED PROSPECTUS FOR REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND AND REGIONS MORGAN KEEGAN SELECT HIGH
INCOME FUND (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS"), EACH A SERIES OF MORGAN KEEGAN SELECT FUND, INC. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FOLLOWING INFORMATION SUPPLEMENTS THE DISCLOSURE IN THE "MANAGEMENT OF THE FUNDS" SECTION OF THE FUNDS' PROSPECTUS:

PENDING LITIGATION

In late 2007 and early 2008, lawsuits were filed in the United States District Court for the Western District of Tennessee relating to certain fixed income funds managed by the Adviser, including the Funds. The complaints were filed as putative class actions on behalf of investors who purchased, held, or redeemed fund shares during specified periods. The complaints allege that the defendants misrepresented or failed to disclose material facts relating to portfolio composition, fair valuation, liquidity, and risk in fund registration statements and other documents. The complaints name various entities and individuals as defendants including, among others, the Adviser, Morgan Keegan, certain current and former Directors and Officers of the Funds and the Funds' portfolio managers. The Funds are named as defendants in some but not all of the complaints. The complaints seek unspecified damages, including rescissory damages and plaintiffs' reasonable costs and attorneys' fees. No class has been certified and each of the proceedings is at a preliminary stage. Thus, an estimate of the effect, if any, of these lawsuits on the Funds cannot be made at this time.

THE FOLLOWING INFORMATION SUPPLEMENTS THE DISCLOSURE IN THE "HOW TO REDEEM SHARES" SECTION OF THE FUNDS' PROSPECTUS:

IN-KIND REDEMPTIONS. Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Fund's per share net asset value ("NAV"). However, each Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000, or (2) 1% of the NAV of the Fund at the beginning of such period. Each Fund will redeem in kind when the Board of Directors has determined that it is in the best interests of a Fund's shareholders as a whole. The Board of Directors has adopted procedures for making in kind redemptions to affiliated shareholders (i.e., shareholders with a 5% or greater holding in a Fund). If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

                         Morgan Keegan Select Fund, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426
                                www.rmkfunds.com


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         MORGAN KEEGAN SELECT FUND, INC.
                REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

    Supplement dated March 4, 2008 to the Statement of Additional Information
                             dated November 1, 2007

THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE ABOVE-DATED STATEMENT OF ADDITIONAL INFORMATION FOR REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND AND REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND, EACH A SERIES OF MORGAN KEEGAN SELECT FUND, INC. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING INFORMATION SUPPLEMENTS THE DISCLOSURE IN THE "DIRECTORS AND OFFICERS" SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION:

     Effective December 31, 2007, Allen B. Morgan, Jr. and Jack R. Blair retired from the Board of Directors. Mr. Morgan served as an Interested Director and Chairman, and Mr. Blair served as an Independent Director. Effective February 15, 2008, the Board of Directors reduced the number of Directors to six and appointed J. Kenneth Alderman, an Interested Director on the Board, as Chairman.



                         Morgan Keegan Select Fund, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426
                                www.rmkfunds.com

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE